Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following table presents a reconciliation of net assets available for benefits as of December 31, 2025 and 2024 per the financial statements to the net assets available for benefits per Form 5500:

	December 31,	December 31,
	2025	2024
Net assets available for benefits:
Net assets available for benefits, per the financial statements	$18,361,479,022	$12,032,590,454
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Benefits payable to participants	(10,293,309)	(6,361,632)
Loans deemed distributed	(5,367,557)	(4,576,049)
Net assets available for benefits, per Form 5500	$18,333,843,411	$11,993,429,563

The following table presents a reconciliation of net income for the year ended December 31, 2025 and 2024 per the financial statements to the net income per Form 5500:

	Year Ended December 31,
	2025	2024
Net income (loss):
Net increase (decrease) in net assets available for benefits, per the financial statements	$2,596,666,745	$1,800,196,547
Reversal of prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	28,223,210	30,172,806
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Change in benefits payable to participants	(3,931,677)	(1,533,005)
Change in deemed loans distributions	(791,508)	(772,252)
Net income (loss), per Form 5500	$2,608,192,025	$1,799,840,886